Changes in equity and earnings per share	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Changes in equity and earnings per share
18.
Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during the first six months of 2020:

Issued capital	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 693
Restricted shares	326

Treasury shares	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	59.9	(6 270)	(2 556)
Changes during the period	(11.8)	1 236	(897)

	48.1	(5 034)	(3 453)

As at 30 June 2020, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 48 085 315 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 325 999 817 restricted shares. As at 30 June 2020, the total of authorized, un-issued
capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev, rights are suspended
.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. The restricted shares will be convertible at the election of the holder into new ordinary shares on a one-for-one
basis with effect from the fifth anniversary of completion of the SAB combination. From completion of the SAB combination, such restricted shares will rank equally with the ordinary shares with respect to dividends and voting rights.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 02 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report
.
CHANGES IN OWNERSHIP INTERESTS
In compliance with IFRS 10, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.

During the first six months of 2020, there were no significant purchases of non-controlling
interests in subsidiaries. As the related subsidiaries were already fully consolidated, the purchases did not impact AB InBev’s profit, but reduced the non-controlling
interests and thus impacted the profit attributable to equity holders of AB InBev.
BORROWED SHARES
In order to fulfill AB InBev’s commitments under various outstanding stock option plans, during the course of 2020, the company had stock lending arrangements in place for up to 30 million shares, which were fully used to fulfil stock option plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 24 October 2019, an interim dividend of 0.80 euro per share or approximately 1 588m euro was approved by the Board of Directors. This interim dividend was paid out on 21 November 2019. On 3 June 2020, in addition to the interim dividend paid on 21 November 2019, a dividend of 0.50 euro per share or 1 002m euro was approved at the shareholder’ meeting, reflecting a total dividend payment for the 2019 fiscal year of 1.30 euro per share or 2 590m euro. The dividend was paid out as of 11 June 2020.
On 24 October 2018, an interim dividend of 0.80 euro per share or approximately 1 565m euro was approved by the Board of Directors. This interim dividend was paid out on 29 November 2018. On 24 April 2019, in addition to the interim dividend paid on 29 November 2018, a dividend of 1.00 euro per share or 1 978m euro was approved at the shareholder’ meeting, reflecting a total dividend payment for the 2018 fiscal year of 1.80 euro per share or 3 557m euro. The dividend was paid out on 9 May 2019.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment
.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss. For the six-month
period ended 30 June 2020, the company recycled 370m US dollar of cash flow hedges in relation to the
Australia divestiture from equity to profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries, and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 30 June 2020, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries
.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(12 293)	—	—	(12 293)
Cash flow hedges	—	(138)	—	(138)
Cash flow hedges and cumulative translation adjustments in relation to Australia divestiture reclassified to profit ot loss	(645)	219	—	(426)
Re-measurements of post-employment benefits	—	—	(1)	(1)

Total comprehensive income	(12 938)	81	(1)	(12 858)

As per 30 June 2020	(32 874)	478	(1 741)	(34 137)
The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Mexican pesos, the South African rand, the Colombian pesos and the Brazilian real, which resulted in a foreign exchange translation adjustment of 12 293m US dollar as of 30 June 2020 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 719	—	—	1 719
Cash flow hedges	—	(134)	—	(134)
Re-measurements of post-employment benefits	—	—	(37)	(37)

Total comprehensive income	1 719	(134)	(37)	1 548

As per 30 June 2019	(19 360)	360	(1 604)	(20 604)

EARNINGS PER SHARE
The calculation of basic earnings per share for the
six-month
period ended 30 June 2020 is based on the profit attributable to equity holders of AB InBev of (1 900)m US dollar (30 June 2019: 6 055m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2020	2019
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 959	1 957
Effect of stock lending	30	22
Effect of delivery of treasury shares	6	1

Weighted average number of ordinary and restricted shares at 30 June	1 995	1 980

The calculation of diluted earnings per share for the year ended 30 June 2020 is based on the profit attributable to equity holders of AB InBev of (1 900)m US dollar (30 June 2019: 6 055m US dollar) and the weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2020	2019
Weighted average number of ordinary and restricted shares at 30 June	1 995	1 980
Effect of share options, warrants and restricted stock units 1	39	31

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 034	2 011

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to the profit attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714
Exceptional items, before taxes (refer to Note 7)	(2 796)	(103)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(1 388)	1 201
Exceptional taxes (refer to Note 7)	107	(5)
Exceptional non-controlling interest (refer to Note 7)	46	12
Profit from discontinued operations	2 055	236

Profit attributable to equity holders of AB InBev	(1 900)	6 055

The calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev to the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows
:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	1 805	3 593
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	(1 724)	1 124
Hyperinflation impacts	(5)	(3)

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714

1
In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS from continuing and discontinued operations
 a
nd Diluted EPS from continuing operations these share options are anti-dilutive and have been disregarded
.

The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Profit attributable to equity holders of AB InBev	(1 900)	6 055
Weighted average number of ordinary and restricted shares	1 995	1 980
Basic EPS from continuing and discontinued operations	(0.95)	3.06
Profit from continuing operations attributable to equity holders of AB InBev	(3 955)	5 819
Weighted average number of ordinary and restricted shares	1 995	1 980
Basic EPS from continuing operations	(1.98)	2.94
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714
Weighted average number of ordinary and restricted shares	1 995	1 980
Basic EPS from continuing operations before exceptional items	0.04	2.38
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	1 805	3 593
Weighted average number of ordinary and restricted shares	1 995	1 980
Underlying EPS	0.90	1.81
Profit attributable to equity holders of AB InBev	(1 900)	6 055
Weighted average number of ordinary and restricted shares (diluted) 1	1 995	2 011
Diluted EPS from continuing and discontinued operations	(0.95)	3.01
Profit from continuing operations attributable to equity holders of AB InBev	(3 955)	5 819
Weighted average number of ordinary and restricted shares (diluted) 1	1 995	2 011
Diluted EPS from continuing operations	(1.98)	2.89
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714
Weighted average number of ordinary and restricted shares (diluted)	2 034	2 011
Diluted EPS from continuing operations before exceptional items	0.04	2.34
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS from continuing operations before exceptional items,
 72m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 30 June 2020 (30 June 2019: 64m share options)
.

1
In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS from continuing and discontinued operations and Diluted EPS from continuing operations these share options are anti-dilutive and have been disregarded
.